Income Taxes - Net Operating Loss and Credit Carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deductible loss and credit carryforwards [Line Items]
Total	$ 192,154	$ 84,808
Internal Revenue Service (IRS) [Member]
Deductible loss and credit carryforwards [Line Items]
Net operating losses	122,824	66,906
Tax credits	3,312	2,070
California Tax Authority [Member]
Deductible loss and credit carryforwards [Line Items]
Net operating losses	6,251	3,144
Other State [Member]
Deductible loss and credit carryforwards [Line Items]
Net operating losses	57,494	11,396
State and Local Jurisdiction
Deductible loss and credit carryforwards [Line Items]
Net operating losses	63,700
Tax credits	$ 2,273	$ 1,292